Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income / (loss)	$ 94,124		$ (48,490)	$ (190,071)
Depreciation - owned or sale and leaseback vessels	194,268		180,052	176,723
Depreciation - right of use assets	51,550		26,916	0
Amortization of restricted stock	28,506		27,421	25,547
Impairment of goodwill and vessels	16,846		0	0
Amortization of deferred financing fees	6,657		7,041	10,541
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	2,025		1,466	13,212
Accretion of Convertible Notes	8,413		11,375	13,225
Accretion of fair value measurement on debt assumed in business combinations	3,422		3,615	3,779
(Gain) / Loss on repurchase / exchange of Convertible Notes	(1,013)		0	17,838
Cash flows from (used) in operating activities before changes in assets and liabilities	404,798		209,396	70,794
Changes in assets and liabilities:
(Increase) / decrease in inventories	(615)		(346)	1,535
Decrease / (increase) in accounts receivable	19,957		(8,458)	(4,298)
Decrease in prepaid expenses and other current assets	1,424		1,816	2,227
Increase in other assets	856		(7,177)	(1,226)
(Decrease) / increase in accounts payable	(5,094)		4,019	(1,382)
(Decrease) / increase in accrued expenses	(1,945)		10,262	(9,860)
Total changes in assets and liabilities	14,583		116	(13,004)
Net cash inflow from operating activities	419,381		209,512	57,790
Investing activities
Acquisition of vessels and payments for vessels under construction	0		(2,998)	(26,057)
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, finance leased and bareboat-in vessels)	(174,477)		(203,975)	(26,680)
Net cash outflow from investing activities	(174,477)		(206,973)	(52,737)
Financing activities
Debt repayments	(800,072)		(343,351)	(865,594)
Issuance of debt	705,390		108,589	1,007,298
Debt issuance costs	(13,523)		(5,744)	(23,056)
Refund of debt issuance costs due to early debt repayment	0		0	2,826
Principal repayments on IFRS 16 lease liabilities	77,913		36,761	0
Decrease / (increase) in restricted cash	7,001		(9)	(897)
Repurchase / repayment of Convertible Notes	(46,737)		(145,000)	0
Gross proceeds from issuance of common stock	2,601		50,000	337,000
Equity issuance costs	(26)		(333)	(17,073)
Dividends paid	(23,302)		(21,278)	(15,127)
Repurchase of common stock	(13,115)		(1)	(23,240)
Net cash (outflow) / inflow from financing activities	(259,696)		(393,888)	402,137
(Decrease) / increase in cash and cash equivalents	(14,792)		(391,349)	407,190
Cash and cash equivalents at January 1,	202,303		593,652	186,462
Cash and cash equivalents at December 31,	187,511		202,303	593,652
Supplemental information:
Interest paid (which includes $1.4 million, $2.8 million and $0.2 million of interest capitalized during the years ended December 31, 2020, 2019 and 2018, respectively)	$ 132,329	[1]	$ 182,707	$ 155,304

[1]
Additionally, we completed the following non-cash transactions during the years ended December 31, 2020, 2019 and 2018:
•September 2019 acquisition of leasehold interests in 19 vessels from Trafigura Maritime Logistics Pte. Ltd. (“Trafigura”) in exchange for $803 million and the assumption of $670.0 million of obligations under the bareboat charter agreements (of which, $531.5 million was recorded in September 2019 and the remaining obligations of $138.8 million were recorded in 2020 upon the delivery of four of the vessels from the shipyard). This transaction is described in Note 6.
•Throughout 2020, we took delivery of four MRs as part of the Trafigura Transaction (defined below), which included the assumption of obligations under bareboat charter-in agreements of $138.8 million (whose obligations are recorded as part of the Company's $670.0 Million Lease Financing). This transaction is described in Note 5.
•May and July 2018 exchange of an aggregate of $203.5 million in aggregate principal amount of our Convertible Notes due 2019 for an aggregate of $203.5 million in aggregate principal amount of our newly issued Convertible Notes due 2022. This transaction is described in Note 12.
•The 2019 recognition of a $24.2 million right of use assets and a corresponding $24.2 million lease liabilities (the obligations under these agreements are described as "IFRS 16 - Leases - seven Handymax") at the commencement date of seven bareboat charter-in agreements.
•The 2020 modifications of certain leases under the IFRS 16 - 7 Handymax lease arrangement resulting in the increase of the lease liability relating to these vessels of $1.6 million.
•As described in Note 4, due to a change in the terms of the agreement with the Scorpio MR Pool, approximately $23.6 million of accounts receivable were reclassified to non-current other assets on our consolidated balance sheet.
These transactions represent the significant non-cash transactions incurred during the years ended December 31, 2020, 2019 and 2018.